Goodwill and Intangibles Summary of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Asset	$ 68,306	$ 52,476
Accumulated Amortization	(36,667)	(28,612)
Valuation Allowance	(81)	(1,705)
Net Intangible Assets	31,558	22,159
Mortgage Servicing Rights
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Asset	44,801	37,838
Accumulated Amortization	(30,018)	(24,107)
Valuation Allowance	(81)	(1,705)
Net Intangible Assets	14,702	12,026
Core Deposit Premium
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Asset	23,205	14,338
Accumulated Amortization	(6,569)	(4,455)
Valuation Allowance	0	0
Net Intangible Assets	16,636	9,883
Other
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Asset	300	300
Accumulated Amortization	(80)	(50)
Valuation Allowance	0	0
Net Intangible Assets	$ 220	$ 250